Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Revenue from sales of goods	$ 1,532,984	$ 1,487,983	$ 3,170,700	$ 2,617,290
Revenue from provision of services	837,131	493,889	1,243,977	904,318
TOTAL REVENUE	2,370,115	1,981,872	4,414,677	3,521,608
COST OF SALES	(1,356,526)	(1,253,279)	(2,584,938)	(2,278,008)
GROSS PROFIT	1,013,589	728,593	1,829,739	1,243,600
OPERATING EXPENSES
Amortization	44,606	125,326	89,146	139,020
Depreciation	44,860	39,913	92,007	75,215
Director fees	107,778	84,528	215,224	171,219
Insurance	1,445,359	26,537	2,904,124	40,152
Office and miscellaneous	1,472,913	635,565	3,080,750	2,961,351
Professional fees	2,068,860	842,693	2,942,500	1,711,172
Research and development	204,057	71,653	518,497	86,701
Share-based payments	230,178	831,897	873,503	1,881,763
Travel	119,132	31,274	195,604	60,032
Wages and salaries	1,438,702	651,566	2,438,909	1,053,927
Total operating expenses	(7,176,445)	(3,340,952)	(13,350,264)	(8,180,552)
OTHER INCOME (EXPENSES)
Change in fair value of derivative liability	6,094,438	(4,821,177)	4,863,578	(45,840,349)
Finance and other costs	7,519	(4,302)	21,667	(10,707)
Foreign exchange gain (loss)	550,246	(219,996)	163,306	(74,901)
Loss on disposal of assets			(10,755)
Note receivable impairment recovery			771,260
Other income (loss)	(14,032)	49,900	(17,551)	53,898
NET INCOME (LOSS)	475,315	(7,607,934)	(5,729,020)	(52,809,011)
TAXES		(82,820)		(82,820)
OTHER COMPREHENSIVE LOSS
Foreign exchange translation	192,484	9,684	137,574	18,971
Change in fair value of equity investments at FVOCI	(27,475)	(414,286)	(60,724)	(137,143)
COMPREHENSIVE INCOME (LOSS)	$ 640,324	$ (8,095,356)	$ (5,652,170)	$ (53,010,003)
Loss per share
Basic/Diluted	$ 0.01	$ (0.29)	$ (0.17)	$ (2.25)
Weighted average number of common shares outstanding	33,205,547	26,081,074	33,195,758	23,544,651